Provision for Legal Proceedings (Details) - Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision for Legal Proceedings (Details) - Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process [Line Items]
Total	R$ 1,745	R$ 1,296
Tax [Member]
Provision for Legal Proceedings (Details) - Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process [Line Items]
Total	1,113	700
Labor [Member]
Provision for Legal Proceedings (Details) - Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process [Line Items]
Total	75	91
Civil and others [Member]
Provision for Legal Proceedings (Details) - Schedule of Bank Guarantees and Insurance Guarantees to Judicial Process [Line Items]
Total	R$ 557	R$ 505